Financial Risk Management - Disaggregation of Structured Finance Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 104,635,815	¥ 97,714,938
Real estate finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,689,571	2,980,521
Project finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,828,182	4,755,671
Other structured finance [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	497,444	513,813
Structured finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 10,015,197	¥ 8,250,005